SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

Subsequent to December 31, 2024, the Company issued an aggregate of 16,214,200 shares of its common stock upon conversion of 648,568 shares of Class A preferred stock.

Additionally, the Company issued 8,435,279 shares of its common stock for a total purchase price of $40,337.

On March 4, 2025, the Company issued a convertible note payable for the total principal of $85,050. The note has a maturity date of December 15, 2025, and carries an interest rate of 8%. The note is convertible only after 180 days and the conversion rate shall be 75% of the market price with the market price being defined as the lowest trading price of the Company's common stock over the 10 preceding trading days.